OTHER FINANCIAL LIABILITIES, INCLUDING BUSINESS COMBINATIONS AND CONTINGENT CONSIDERATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of other financial liabilities
Other Financial Liabilities:

Amounts in $ ‘000	2021	2020
Current
Contingent consideration	—	25,000
Total current	—	25,000

Non-current
Financial guarantee contracts	165	212
Total non-current	165	212
Total	165	25,212
The following table includes carrying values and the estimated fair values of financial instruments:

Amounts in US$ ‘000	2021		2020
	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	192,963	192,963	206,664	206,664
Trade and other receivables	29,983	29,983	35,901	35,901
Liabilities:
Convertible Bond	140,886	140,886	151,767	151,767
Lease Liabilities	20,875	20,875	10,192	10,192
Other financial liabilities	165	165	25,212	25,212
Trade and other payables	42,473	42,473	47,666	47,666
Derivative financial liabilities	—	—	181	181